             SUPPLEMENT DATED JULY 24, 2006 TO THE PROSPECTUS DATED
            MAY 1, 2006 OF THE DIVERSIFIED INVESTORS FUNDS GROUP AND
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND

    Effective July 24, 2006, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Trusco Capital Management, Inc. with respect to the Small-Cap Growth Portfolio and entered into an interim Investment Subadvisory Agreement with Perimeter Capital Partners LLC. The Board of Trustees of the Small-Cap Growth Portfolio, including a majority of the Board who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), approved the interim Investment Subadvisory Agreement on behalf of the Small-Cap Growth Portfolio on July 20, 2006, in reliance on Rule 15a-4 under the 1940 Act. The interim Investment Subadvisory Agreement will remain in effect no longer than 150 days. During this time, Diversified will evaluate available options for the provision of investment subadvisory services, which may include retaining Perimeter as subadviser.

    Perimeter Capital Partners, a registered investment adviser, was founded in 2006 by former employees of Trusco Capital Management, including the individual who was responsible for day-to-day supervision of the Small-Cap Growth Portfolio. The principal business address of Perimeter is 5 Concourse Parkway, Suite 2725, Atlanta, Georgia 30328.

    Mark D. Garfinkel, CFA, is responsible for the day-to-day supervision of the Small-Cap Growth Portfolio on behalf of Perimeter. Mr. Garfinkel has served as Principal and Small Cap Growth Portfolio Manager at Perimeter since the founding of the firm in 2006. Prior to joining Perimeter, Mr. Garfinkel served as a Managing Director of Trusco Capital Management, Inc. since 1994.

Form No. 3155 (Rev. 7/06)                                               33-61810
                                                                       333-00295

             SUPPLEMENT DATED JULY 24, 2006 TO THE PROSPECTUS DATED
          MAY 1, 2006 OF THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INSTITUTIONAL SMALL-CAP GROWTH FUND

    Effective July 24, 2006, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Trusco Capital Management, Inc. with respect to the Small-Cap Growth Portfolio and entered into an interim Investment Subadvisory Agreement with Perimeter Capital Partners LLC. The Board of Trustees of the Small-Cap Growth Portfolio, including a majority of the Board who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), approved the interim Investment Subadvisory Agreement on behalf of the Small-Cap Growth Portfolio on July 20, 2006, in reliance on Rule 15a-4 under the 1940 Act. The interim Investment Subadvisory Agreement will remain in effect no longer than 150 days. During this time, Diversified will evaluate available options for the provision of investment subadvisory services, which may include retaining Perimeter as subadviser.

    Perimeter Capital Partners, a registered investment adviser, was founded in 2006 by former employees of Trusco Capital Management, including the individual who was responsible for day-to-day supervision of the Small-Cap Growth Portfolio. The principal business address of Perimeter is 5 Concourse Parkway, Suite 2725, Atlanta, Georgia 30328.

    Mark D. Garfinkel, CFA, is responsible for the day-to-day supervision of the Small-Cap Growth Portfolio on behalf of Perimeter. Mr. Garfinkel has served as Principal and Small Cap Growth Portfolio Manager at Perimeter since the founding of the firm in 2006. Prior to joining Perimeter, Mr. Garfinkel served as a Managing Director of Trusco Capital Management, Inc. since 1994.

Form 2891 (Rev. 7/06)                                                   33-61810
                                                                       333-00295

                                                                  Rule 497(e)
                                                                    033-61810
                                                                    333-00295


                     SUPPLEMENT DATED JULY 24, 2006 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006 OF
                     THE DIVERSIFIED INVESTORS FUNDS GROUP
                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND
DIVERSIFIED INSTITUTIONAL SMALL-CAP GROWTH FUND

    Effective July 24, 2006, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Trusco Capital Management, Inc. with respect to the Small-Cap Growth Portfolio and entered into an interim Investment Subadvisory Agreement with Perimeter Capital Partners LLC. The Board of Trustees of the Small-Cap Growth Portfolio, including a majority of the Board who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), approved the interim Investment Subadvisory Agreement on behalf of the Small-Cap Growth Portfolio on July 20, 2006, in reliance on Rule 15a-4 under the 1940 Act. The interim Investment Subadvisory Agreement will remain in effect no longer than 150 days. During this time, Diversified will evaluate available options for the provision of investment subadvisory services, which may include retaining Perimeter as subadviser.

    Perimeter Capital Partners, a registered investment adviser, was founded in 2006 by former employees of Trusco Capital Management, including the individual who was responsible for day-to-day supervision of the Small-Cap Growth Portfolio. The principal business address of Perimeter is 5 Concourse Parkway, Suite 2725, Atlanta, Georgia 30328.

    Mark D. Garfinkel, CFA, is responsible for the day-to-day supervision of the Small-Cap Growth Portfolio on behalf of Perimeter. Mr. Garfinkel has served as Principal and Small Cap Growth Portfolio Manager at Perimeter since the founding of the firm in 2006. Prior to joining Perimeter, Mr. Garfinkel served as a Managing Director of Trusco Capital Management, Inc. since 1994.

    Perimeter Capital Partners commenced operations in June, 2006, and, as of June 30, 2006, Mr. Garfinkel did not manage assets for any other registered investment companies, other pooled investment vehicles, or other accounts.

    Perimeter offers all employees salaries that are competitive with industry norms. All full-time employees, including portfolio managers, are provided a benefits package on substantially similar terms. Additionally, Perimeter intends to institute a bonus pool, which will further compensate investment management employees based on assets under management, performance, client retention, and contribution to the team. Mr. Garfinkel earns cash compensation in the form of a base salary, which currently comprises the largest percentage of the Portfolio Manager's compensation. Neither Portfolio Manager nor any member of the investment team receives direct compensation from the fund or account under management. Every member of the investment team has equity ownership in the firm, and the preponderance of their compensation will be driven by this factor.

    As of June 30, 2006, Mr. Garfinkel did not beneficially own securities in any of the Funds that invest in the Small-Cap Growth Portfolio.

Form 3157 (Rev. 7/06)                                                   33-61810
                                                                       333-00295